SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($) vessel	Dec. 31, 2021 vessel	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2021 vessel	Aug. 25, 2022 $ / shares	Oct. 31, 2021 vessel
Subsequent Event [Line Items]
Payments to acquire newbuildings				$ 13,727	$ 116,445
Dividends received from associated companies				7,497	$ 0
United Freight Carriers LLC ("UFC")
Subsequent Event [Line Items]
Dividends received from associated companies				900
Kamsarmax
Subsequent Event [Line Items]
Payments to acquire newbuildings				$ 13,700
Number of newbuildings under construction | vessel				3				4
Number of newbuildings acquired | vessel			7			7
Subsequent Event
Subsequent Event [Line Items]
Dividends payable (in USD per share) | $ / shares							$ 0.60
Subsequent Event | United Freight Carriers LLC ("UFC")
Subsequent Event [Line Items]
Dividends received from associated companies	$ 3,300
Subsequent Event | Kamsarmax
Subsequent Event [Line Items]
Number of newbuildings under construction | vessel		2
Subsequent Event | Kamsarmax | First Installment
Subsequent Event [Line Items]
Payments to acquire newbuildings		$ 16,200
Subsequent Event | Kamsarmax | Second Installment
Subsequent Event [Line Items]
Payments to acquire newbuildings		$ 7,000